Other non-current liabilities	12 Months Ended
Dec. 31, 2024
Other Non-Current Liabilities [Abstract]
Other non-current liabilities

34. Other non-current liabilities

	2024 £m	2023 £m
Accruals	6	4
Deferred income	165	254
Other payables	929	849
	1,100	1,107
Other payables includes a number of employee-related liabilities including employee savings plans.